Information on remuneration - Text Details (Detail)		12 Months Ended
		Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Executive committee [Member]
Information on remuneration [Line Items]
Number of members throughout the period		14
Key management personnel compensation	[1]	€ 25,624,305	€ 33,358,405	€ 33,170,901
Number of members		13	13	15
Number of share options outstanding in share-based payment arrangement		0	184,900	193,300
Board of management [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 8,400,000	€ 10,300,000	€ 11,400,000
Percentage of shares held by board of management			1.00%
Supervisory board [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 1,546,602	€ 1,325,891	€ 1,314,587
Other compensation, product arrangement entitlement			€ 2,000

[1]	The Executive Committee consisted of 13 members as per December 31, 2022 (2021: 13 members; 2020: 15 members)